Income Taxes	12 Months Ended
Dec. 31, 2017
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Income Taxes
12.	INCOME TAXES

Income taxes recognized in the income statement can be detailed as follows:

Million US dollar	2017	2016	2015

Current tax expense
Current year	(3 833)	(1 544)	(2 300)
(Underprovided)/overprovided in prior years	1	47	95

	(3 832)	(1 497)	(2 395)

Deferred tax (expense)/income
Origination and reversal of temporary differences	1 872	(459)	(242)
(Utilization)/recognition of deferred tax assets on tax losses	23	116	3
Recognition of previously unrecognized tax losses	16	227	40

	1 912	(116)	(199)

Total income tax expense in the income statement	(1 920)	(1 613)	(2 594)

The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

Million US dollar	2017	2016	2015

Profit before tax	11 076	4 334	12 461
Deduct share of result of associates and joint ventures	430	16	10

Profit before tax and before share of result of associates and joint ventures	10 646	4 318	12 451

Adjustments on taxable basis
Foreign source income	—	(809)	(969)
Government incentives	(982)	(769)	(948)
Taxable intercompany dividends	—	619	173
Expenses not deductible for tax purposes	2 374	4 351	1 559
Other non-taxable income	(178)	(415)	(165)

	11 860	7 296	12 101

Aggregated weighted nominal tax rate	28.5%	32.7%	30.5%

Tax at aggregated weighted nominal tax rate	(3 378)	(2 387)	(3 687)

Adjustments on tax expense
Utilization of tax losses not previously recognized	23	76	32
Recognition of deferred taxes assets on previous years’ tax losses	16	229	40
Write-down of deferred tax assets on tax losses and current year losses for which no deferred tax asset is recognized	(143)	(975)	(195)
(Underprovided)/overprovided in prior years	1	63	(95)
Deductions from interest on equity	553	644	643
Deductions from goodwill	57	63	66
Other tax deductions	723	869	1 033
US Tax reform (change in tax rate and other)	1 760	—	—
Change in tax rate (other)	(59)	(1)	12
Withholding taxes	(386)	(286)	(450)
Brazilian Federal Tax Regularization Program	(870)	—	—
Other tax adjustments	(217)	93	7

	(1 920)	(1 613)	(2 594)

Effective tax rate	18.0%	37.4%	20.8%

The total income tax expense for 2017 amounts to 1 920m US dollar compared to 1 613m US dollar for 2016. The effective tax rate decrease from 37.4% for 2016 to 18.0% for 2017. The 2017 effective tax rate was positively impacted by a 1.8 billion US dollar adjustment following the US tax reform enacted on 22 December 2017. This 1.8 billion US dollar adjustment results mainly from the re-measurement of the deferred tax liabilities set up in 2008 in line with IFRS as part of the purchase price accounting of the combination with Anheuser Busch and certain deferred tax assets following the change in federal tax rate from 35% to 21%. The adjustment represents the company’s current best estimate of the deferred tax liability re-measurement resulting from the US Tax reform and is recognized as a exceptional gain per 31 December 2017. The estimate will be updated in 2018 once the company will have analyzed all necessary information to complete the exhaustive computation. This impact was partially offset by Ambev and certain of its subsidiaries joining the Brazilian Federal Tax Regularization Program in September 2017 whereby Ambev committed to pay some tax contingencies that were under dispute, totaling 3.5 billion Brazilian real (1.1 billion US dollar), with 1.0 billion Brazilian real (0.3 billion US dollar) paid in 2017 and the remaining amount payable in 145 monthly installments starting January 2018, plus interest. Within these contingencies, a dispute related to presumed taxation at Ambev’s subsidiary CRBs was not provided for until September 2017 as the loss was previously assessed as possible. The total amount recognized as exceptional amount to 2.9 billion Brazilian real (0.9 billion US dollar) of which 2.8 billion Brazilian real (0.9 billion US dollar) is reported in the income tax line and 141m Brazilian real (44m US dollar) in the finance line.

The 2016 effective tax rate was negatively impacted by the non-deductible negative mark-to-market adjustment related to the hedging of the purchase price of the combination with SAB that could not qualify for hedge accounting.

The company benefits from tax exempted income and tax credits which are expected to continue in the future. The company does not have significant benefits coming from low tax rates in any particular jurisdiction.

Income taxes were directly recognized in other comprehensive income as follows:

Million US dollar	2017	2016	2015

Income tax (losses)/gains
Re-measurements of post-employment benefits	(39)	54	(37)
Cash flow and net investment hedges	(95)	(258)	930

	(134)	(204)	893